Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Summary of future minimum lease payments under non-cancellable lease agreements

	Dec 31	Dec 31
	2024	2023
	k€	k€
Less than one year	2,086	1,192
Between one and five years	14,304	14,304
More than five years	37,250	38,144
Total	53,640	53,640